CAPITAL STOCK (Details Narrative) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CAPITAL STOCK (Details Narrative)
Common stock shares, authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock shares, par value	$ .00001	$ .00001	$ .00001
Common stock shares, issued	700,836,384	569,364,762	569,920,485
Common stock shares, outstanding	700,836,384	569,364,762	569,920,485
Preferred stock shares, authorized	50,000	50,000	50,000,000
Preferred stock shares, par value	$ .00001	$ .00001	$ .00001
Preferred stock shares, issued	34,289	39,839	39,839
Preferred stock shares, outstanding	34,289	39,839	39,839